Share-based payments - Stock Option Transactions (Details)	12 Months Ended
	Mar. 29, 2020 shares $ / shares	Mar. 31, 2019 shares $ / shares	Mar. 31, 2018 shares $ / shares
Weighted average exercise price
Options outstanding, beginning balance (CAD per share) | $ / shares	$ 15.75	$ 4.71
Granted to purchase shares (CAD per share) | $ / shares	59.19	79.59
Exercised (CAD per share) | $ / shares	3.25	1.85
Cancelled (CAD per share) | $ / shares	59.83	10.99
Expired (CAD per share) | $ / shares	83.53	0.00
Options outstanding, ending balance (CAD per share) | $ / shares	$ 32.97	$ 15.75	$ 4.71
Number of shares
RSUs/Options outstanding, beginning balance (shares) | shares	2,037,665	3,647,571
Granted to purchase shares (shares) | shares	558,489	236,256
Exercised (shares) | shares	(742,134)	(1,702,503)	(1,994,588)
Cancelled (shares) | shares	(59,297)	(143,659)
Expired (shares) | shares	(346)	0
RSUs/Options outstanding, ending balance (shares) | shares	1,794,377	2,037,665	3,647,571